FINANCIAL INSTRUMENTS (Details 22) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 575,178	$ 763,730
Allowance account for credit losses of financial assets	12,759
Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	28,469	59,844
Allowance account for credit losses of financial assets	0
Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	899	854
Allowance account for credit losses of financial assets	9
Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	309	36
Allowance account for credit losses of financial assets	31
Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	18	111
Allowance account for credit losses of financial assets	3
Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	846	43
Allowance account for credit losses of financial assets	88
Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	22	141
Allowance account for credit losses of financial assets	2
Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	34	127
Allowance account for credit losses of financial assets	34
Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	389	69
Allowance account for credit losses of financial assets	387
Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	12,311	14,481
Allowance account for credit losses of financial assets	12,205
Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	531,881	$ 688,024
Allowance account for credit losses of financial assets	0
Letter of credits [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	196,828
Allowance account for credit losses of financial assets	0
Letter of credits [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	3,339
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 2
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 106
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 193,381
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Credit Line [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 374,565
Allowance account for credit losses of financial assets	12,580
Credit Line [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	24,477
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Credit Line [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 880
Allowance account for credit losses of financial assets	$ 9
Expected credit loss rate	1.02%
Credit Line [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 261
Allowance account for credit losses of financial assets	$ 26
Expected credit loss rate	9.96%
Credit Line [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 16
Allowance account for credit losses of financial assets	$ 2
Expected credit loss rate	12.50%
Credit Line [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 837
Allowance account for credit losses of financial assets	$ 84
Expected credit loss rate	10.04%
Credit Line [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 22
Allowance account for credit losses of financial assets	$ 2
Expected credit loss rate	9.09%
Credit Line [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 25
Allowance account for credit losses of financial assets	$ 25
Expected credit loss rate	100.00%
Credit Line [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 381
Allowance account for credit losses of financial assets	$ 381
Expected credit loss rate	100.00%
Credit Line [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 12,051
Allowance account for credit losses of financial assets	$ 12,051
Expected credit loss rate	100.00%
Credit Line [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 335,615
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 3,785
Allowance account for credit losses of financial assets	179
Others [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	653
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 19
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 48
Allowance account for credit losses of financial assets	$ 5
Expected credit loss rate	10.42%
Others [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 2
Allowance account for credit losses of financial assets	$ 1
Expected credit loss rate	50.00%
Others [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 9
Allowance account for credit losses of financial assets	$ 4
Expected credit loss rate	44.44%
Others [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 9
Allowance account for credit losses of financial assets	$ 9
Expected credit loss rate	100.00%
Others [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 6
Allowance account for credit losses of financial assets	$ 6
Expected credit loss rate	100.00%
Others [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 154
Allowance account for credit losses of financial assets	$ 154
Expected credit loss rate	100.00%
Others [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 2,885
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%